Santo Mining Corp. - Statements of Cash Flows (USD $)	12 Months Ended		37 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (209,443)	$ (69,978)	$ (281,556)
Amortization expense	1,037	303	1,340
Share-based compensation	46,667		46,667
Accounts payable and accrued expenses	42,382	3,790	46,172
Prepaid expense and deposit		15,720
Net cash used in operating activities	(119,357)	(50,165)	(187,377)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment of deposit on mineral claim	(16,826)		(16,826)
Purchase of mineral claim	(59,770)		(59,770)
Payments for website		(4,880)	(4,880)
Net cash used in investing activities	(76,596)	(4,880)	(81,476)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of stock	201,000		239,950
Proceeds from related party payable	43,559	34,500	79,696
Net cash provided by financing activities	244,559	34,500	319,646
Net change in cash	48,606	(20,545)	50,793
Cash and cash equivalents, beginning of period	2,187	22,732
Cash and cash equivalents, end of period	50,793	2,187	50,793
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Interest paid		4	4
Income tax paid	0	0	0
NONCASH INVESTING AND FINANCING ACTIVITIES:
Shares transferred between related parties for mineral claim	$ 4,142		$ 4,142